Organization - Acquisition (Details) (USD $)	0 Months Ended
	Mar. 04, 2015 site	Nov. 19, 2014 item	Dec. 31, 2014	Dec. 31, 2013
Historical cost basis of properties acquired			$ 182,334,854	$ 167,847,866
Acquisition from related party | HoldCo | Acquired Assets
Number of tenant sites acquired (in sites)	81
Amount treated as general partner distribution, difference between cash paid and historical cost of assets acquired	4,465,749
Cash consideration	25,205,000
Historical cost basis of properties acquired	$ 20,739,252
Distribution of units and cash for assets and liabilities of Fund A and Fund D | Landmark, General Partner and affiliates | Acquired Assets
Number of real estate investment funds		2
Wireless Communication | Acquisition from related party | HoldCo | Acquired Assets
Number of tenant sites acquired (in sites)	41
Outdoor Advertising | Acquisition from related party | HoldCo | Acquired Assets
Number of tenant sites acquired (in sites)	39
Renewable Power Generation | Acquisition from related party | HoldCo | Acquired Assets
Number of tenant sites acquired (in sites)	1